Accounts Payable and Accrued Liabilities	12 Months Ended
Dec. 31, 2025
Accounts Payable and Accrued Liabilities
Accounts Payable and Accrued Liabilities

Note 12 – Accounts Payable and Accrued Liabilities

Accounts payable and accrued liabilities comprise the following:

	At December 31,	At December 31,
	2025	2024
Accounts payable	$8.4	$5.1
Accrued liabilities	36.5	23.6
	$44.9	$28.7